UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim Bond Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

------------------------------------------------------------------------------ -------- ---------------
ASSETS:
     Investments in securities, market value  (1)                                    $     125,717,899
     Cash                                                                                       21,019
     Collateral for securities loaned                                                       36,063,670
     Interest receivable                                                                     1,189,432
     Subscriptions receivable                                                                  211,328
                                                                                        ---------------

       Total assets                                                                        163,203,348
                                                                                        ---------------

LIABILITIES:
     Due to investment adviser                                                                  52,190
     Redemptions payable                                                                       114,916
     Payable upon return of securities loaned                                               36,063,670
                                                                                        ---------------

       Total liabilities                                                                    36,230,776
                                                                                        ---------------

NET ASSETS                                                                           $     126,972,572
                                                                                        ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                   $         984,891
     Additional paid-in capital                                                            122,990,792
     Net unrealized appreciation on investments                                              2,197,945
     Undistributed net investment income                                                       189,581
     Accumulated net realized gain on investments                                              609,363
                                                                                        ---------------

NET ASSETS                                                                           $     126,972,572
                                                                                        ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                                $           12.89
                                                                                        ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                            200,000,000
     Outstanding                                                                             9,848,912

(1)  Cost of investments in securities:                                              $     123,519,954

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
------------------------------------------------------------------------------ ---- ----------------


INVESTMENT INCOME:
     Interest                                                                    $        2,789,604
     Income from securities lending                                                          16,152
                                                                                    ----------------

          Total income                                                                    2,805,756
                                                                                    ----------------

EXPENSES:
     Management fees                                                                        309,409
                                                                                    ----------------

NET INVESTMENT INCOME                                                                     2,496,347
                                                                                    ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                        38,114
     Change in net unrealized appreciation on investments                                   478,363
                                                                                    ----------------

     Net realized and unrealized gain on investments                                        516,477
                                                                                    ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $        3,012,824
                                                                                    ================

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

------------------------------------------------------------------------------------------- ----- -------------
                                                                                 2005                 2004
                                                                             --------------       -------------
                                                                               UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                $      2,496,347     $     5,374,327
     Net realized gain on investments                                               38,114           3,434,882
     Change in net unrealized appreciation on investments                          478,363         (4,750,401)
                                                                             --------------       -------------

     Net increase in net assets resulting from operations                        3,012,824           4,058,808
                                                                             --------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                (2,369,132)         (5,467,980)
     From net realized gains                                                                       (3,576,831)
                                                                             --------------       -------------

     Total distributions                                                       (2,369,132)         (9,044,811)
                                                                             --------------       -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                          38,641,330          68,866,137
     Reinvestment of distributions                                               2,369,132           9,044,811
     Redemptions of shares                                                    (39,531,725)        (92,136,847)
                                                                             --------------       -------------

     Net increase (decrease) in net assets resulting from share
     transactions                                                                1,478,737        (14,225,899)
                                                                             --------------       -------------

     Total increase (decrease) in net assets                                     2,122,429        (19,211,902)

NET ASSETS:
     Beginning of period                                                       124,850,143         144,062,045
                                                                             --------------       -------------

     End of period  (1)                                                   $    126,972,572     $   124,850,143
                                                                             ==============       =============

OTHER INFORMATION:

SHARES:
     Sold                                                                        3,009,311           5,178,231
     Issued in reinvestment of distributions                                       185,918             693,640
     Redeemed                                                                  (3,077,420)         (6,937,446)
                                                                             --------------       -------------

     Net increase (decrease)                                                       117,809         (1,065,575)
                                                                             ==============       =============

(1) Including undistributed net investment income                         $        189,581     $        62,366

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------ -- ---------------- -- ------------ -- ---------- --- ---------- -- ----------- -- ------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                           Six Months
                                              Ended                                 Year Ended December 31,
                                                             ----------------------------------------------------------------------
                                          June 30, 2005         2004           2003           2002           2001          2000
                                         ----------------    ------------    ----------     ----------    -----------    ----------
                                            UNAUDITED

Net Asset Value, Beginning of Period     $         12.83  $        13.34  $      13.63   $      13.11  $       12.86  $      12.28

Income from Investment Operations

Net investment income                               0.26            0.57          0.61           0.21           0.69          0.77
Net realized and unrealized gain (loss)             0.05          (0.14)        (0.19)           0.56           0.27          0.57
                                         ----------------    ------------    ----------     ----------    -----------    ----------

Total Income From Investment Operations             0.31            0.43          0.42           0.77           0.96          1.34
                                         ----------------    ------------    ----------     ----------    -----------    ----------

Less Distributions

From net investment income                        (0.25)          (0.56)        (0.61)         (0.21)         (0.71)        (0.76)
From net realized gains                                           (0.38)        (0.10)         (0.04)
                                         ----------------    ------------    ----------     ----------    -----------    ----------

Total Distributions                               (0.25)          (0.94)        (0.71)         (0.25)         (0.71)        (0.76)
                                         ----------------    ------------    ----------     ----------    -----------    ----------

Net Asset Value, End of Period           $         12.89  $        12.83  $      13.34   $      13.63  $       13.11  $      12.86
                                         ================    ============    ==========     ==========    ===========    ==========


Total Return                                       2.41%  o        3.28%         3.08%          9.69%          7.52%        11.28%

Net Assets, End of Period ($000)         $       126,973  $      124,850  $    144,062   $    202,460  $     182,737  $    147,990

Ratio of Expenses to Average Net Assets            0.50%  *        0.50%         0.50%          0.50%          0.50%         0.50%

Ratio of Net Investment Income to
      Average Net Assets                           4.03%  *        4.12%         4.47%          5.01%          5.60%         6.24%

Portfolio Turnover Rate                           12.19%  o       81.13%        13.66%         53.33%         56.51%        27.38%


 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *    Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim Bond Index Portfolio
Schedule of Investments
June 30, 2005
Unaudited

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- .20%
    250,000 United Technologies Corp                                     252,312
            Senior Notes
            4.375% May 1, 2010
                                                                        $252,312

AGENCY --- 46.47%
    980,811 Fannie Mae                                                   982,187
            5.000% December 1, 2033
     43,176 Fannie Mae                                                    45,782
            8.000% December 1, 2012
    919,122 Fannie Mae                                                   943,393
            6.000% February 1, 2035
    731,130 Fannie Mae                                                   741,802
            5.500% January 1, 2034
    309,782 Fannie Mae                                                   322,510
            6.500% December 1, 2013
    833,579 Fannie Mae                                                   856,750
            6.000% January 1, 2029
  5,127,916 Fannie Mae                                                 5,204,033
            5.500% March 1, 2034
  5,291,174 Fannie Mae                                                 5,296,134
            5.000% May 1, 2034
    278,367 Fannie Mae                                                   291,852
            7.000% May 1, 2011
    818,353 Fannie Mae                                                   868,988
            7.000% July 1, 2032
     43,937 Fannie Mae                                                    45,051
            7.000% December 1, 2007
  1,355,090 Fannie Mae                                                 1,366,015
            5.000% June 1, 2024
    189,775 Fannie Mae                                                   196,091
            6.500% November 1, 2009
  1,918,892 Fannie Mae                                                 1,939,880
            5.000% June 1, 2018
    992,403 Fannie Mae                                                   993,333
            4.500% December 1, 2034
    862,379 Fannie Mae                                                   875,180
            5.500% May 1, 2033
    798,429 Fannie Mae                                                   829,618
            6.500% June 1, 2032
    653,742 Fannie Mae                                                   677,848
            6.000% July 1, 2017
  3,289,352 Fannie Mae                                                 3,374,481
            6.000% January 1, 2033
    204,708 Fannie Mae                                                   220,355
            8.000% November 1, 2022
  2,018,343 Fannie Mae                                                 2,019,604
            5.500% February 1, 2035
     18,987 Fannie Mae                                                    20,133
            8.000% June 1, 2012
    875,407 Fannie Mae                                                   857,897
            4.000% April 1, 2019
    500,000 Fannie Mae **                                                569,438
            7.125% June 15, 2010
    600,000 Fannie Mae **                                                614,708
            5.250% April 15, 2007
    600,000 Fannie Mae **                                                659,876
            6.000% May 15, 2011
    500,000 Fannie Mae **                                                648,854
            6.625% November 15, 2030
    500,000 Fannie Mae **                                                494,090
            2.500% June 15, 2006
    700,000 Fannie Mae **                                                771,370
            6.625% September 15, 2009
    500,000 Fannie Mae **                                                514,243
            4.625% October 15, 2013
    600,000 Fannie Mae **                                                588,836
            3.250% August 15, 2008
    500,000 Fannie Mae **                                                493,593
            2.250% May 15, 2006
    600,000 Fannie Mae **                                                634,227
            6.000% May 15, 2008
    600,000 Fannie Mae **                                                605,321
            4.250% July 15, 2007
    500,000 Fannie Mae **                                                505,415
            5.500% February 15, 2006
    600,000 Fannie Mae **                                                626,083
            5.250% January 15, 2009
    600,000 Fannie Mae **                                                680,365
            7.250% January 15, 2010
    600,000 Fannie Mae ** ^^                                             610,916
            5.000% January 15, 2007
    500,000 Federal Home Loan Bank **                                    495,744
            2.500% March 15, 2006
    500,000 Federal Home Loan Bank **                                    499,840
            3.250% August 15, 2005
  1,016,504 Freddie Mac                                                1,043,654
            5.500% February 1, 2018
    887,760 Freddie Mac                                                  879,992
            5.000% July 1, 2034
    993,987 Freddie Mac                                                1,004,548
            5.000% August 1, 2018
    296,454 Freddie Mac                                                  307,924
            6.500% April 1, 2029
  1,188,806 Freddie Mac                                                1,240,042
            6.500% November 1, 2032
    177,723 Freddie Mac                                                  190,608
            7.500% May 1, 2027
    494,234 Freddie Mac                                                  507,825
            6.000% December 1, 2033
  1,376,359 Freddie Mac                                                1,371,246
            4.500% March 1, 2018
  1,389,351 Freddie Mac                                                1,384,373
            4.500% March 1, 2019
  1,736,815 Freddie Mac                                                1,762,628
            5.500% June 1, 2033
    624,419 Freddie Mac                                                  651,347
            6.500% November 1, 2032
     23,460 Freddie Mac                                                   25,120
            7.500% August 1, 2030
    171,474 Freddie Mac                                                  178,869
            6.500% November 1, 2032
    451,739 Freddie Mac                                                  450,120
            4.500% August 1, 2019
  1,479,652 Freddie Mac                                                1,499,304
            5.500% February 1, 2035
    500,000 Freddie Mac **                                               494,172
            1.875% February 15, 2006
    500,000 Freddie Mac **                                               497,453
            2.125% November 15, 2005
    500,000 Freddie Mac **                                               530,007
            5.125% July 15, 2012
    600,000 Freddie Mac ** ^^                                            610,919
            4.875% March 15, 2007
    600,000 Freddie Mac ** ^^                                            594,821
            3.625% September 15, 2008
    500,000 Freddie Mac ** ^^                                            511,754
            4.500% January 15, 2013
    500,000 Freddie Mac ** ^^                                            627,805
            6.250% July 15, 2032
    500,000 Freddie Mac ** ^^                                            510,205
            4.500% January 15, 2014
  1,244,000 Freddie Mac ** ^^                                          1,248,072
            4.125% July 12, 2010
      9,145 Ginnie Mae                                                     9,351
            8.000% December 15, 2006
    110,920 Ginnie Mae                                                   120,842
            9.000% April 15, 2021
     82,490 Ginnie Mae                                                    88,676
            7.500% December 15, 2025
      3,462 Ginnie Mae                                                     3,588
            8.000% March 15, 2007
    175,427 Ginnie Mae                                                   186,629
            7.000% July 15, 2025
      1,436 Ginnie Mae                                                     1,468
            8.000% August 15, 2006
     10,831 Ginnie Mae                                                    11,226
            8.000% June 15, 2007
    101,650 Ginnie Mae                                                   111,038
            9.000% January 15, 2017
      6,906 Ginnie Mae                                                     7,157
            8.000% April 15, 2007
      6,071 Ginnie Mae                                                     6,293
            8.000% January 15, 2007
    500,000 Resolution Funding                                           773,049
            9.375% October 15, 2020
                                                                     $58,423,961

AUTOMOBILES --- .39%
    500,000 DaimlerChrysler NA Holding Corp                              492,342
            Company Guaranteed Notes
            4.050% June 4, 2008
                                                                        $492,342

BANKS --- 1.71%
    500,000 Bank of America Corp                                         572,240
            Subordinated Notes
            7.400% January 15, 2011
    500,000 US Bank NA                                                   551,647
            Subordinated Notes
            6.375% August 1, 2011
    500,000 Wachovia Bank NA                                             505,838
            Subordinated Notes
            4.800% November 1, 2014
    500,000 Wells Fargo & Co                                             519,340
            Senior Notes
            5.125% September 15, 2016
                                                                      $2,149,065

BROADCAST/MEDIA --- .44%
    500,000 Comcast Cable Communications Inc                             551,628
            Senior Notes
            6.750% January 30, 2011
                                                                        $551,628

CANADIAN - PROVINCIAL --- .82%
    500,000 Province of Ontario ^^                                       508,433
            Notes
            4.375% February 15, 2013
    500,000 Province of Quebec                                           528,383
            Bonds
            5.750% February 15, 2009
                                                                      $1,036,816

CHEMICALS --- .39%
    500,000 Dow Chemical #                                               490,929
            Pass Thru Certificates
            4.027% September 30, 2009
                                                                        $490,929

COMMERCIAL MORTGAGE BACKED --- 2.86%
    275,655 Commercial Mortgage Acceptance Corp                          279,537
            Series 1999-C1 Class A1
            6.790% June 15, 2031
  1,000,000 JP Morgan Chase Commercial Mortgage Securities Co         1,033,603
            Series 2002-C3 Class A2
            4.994% July 12, 2035
    735,236 LB-UBS Commercial Mortgage Trust                             717,933
            Series 2003-C1 Class A1
            2.720% March 15, 2027
    651,265 Merrill Lynch Mortgage Investors Inc                         679,990
            Series 1998-C2 Class A2
            6.390% February 15, 2030
    855,953 Morgan Stanley Capital I                                     887,602
            Series 1999-CAM1 Class A3
            6.920% March 15, 2032
                                                                      $3,598,665

COMMUNICATIONS - EQUIPMENT --- .40%
    500,000 Motorola Inc                                                 503,825
            Notes
            4.608% November 16, 2007
                                                                        $503,825

COMPUTER HARDWARE & SYSTEMS --- .43%
    400,000 International Business Machines Corp                         540,301
            Debentures
            8.375% November 1, 2019
                                                                        $540,301

CONGLOMERATES --- .81%
    500,000 General Electric Co                                          516,255
            Notes
            5.000% February 1, 2013
    500,000 Tyco International Group SA                                 506,688
            Company Guaranteed Notes
            6.375% February 15, 2006
                                                                      $1,022,943

ELECTRIC COMPANIES --- 1.23%
    500,000 Baltimore Gas & Electric Co                                  507,502
            Notes
            5.250% December 15, 2006
    500,000 Pacific Gas & Electric Co                                    551,045
            1st Mortgage
            6.050% March 1, 2034
    500,000 Wisconsin Electric Power Co                                  492,234
            Notes
            3.500% December 1, 2007
                                                                      $1,550,781

FINANCIAL SERVICES --- 3.92%
    500,000 Bank of New York Co Inc                                      555,202
            Senior Subordinated Notes
            6.375% April 1, 2012
    500,000 CIT Group Inc                                                483,163
            Senior Notes
            3.375% April 1, 2009
    500,000 Citigroup Inc                                                511,473
            Subordinated Notes
            5.000% September 15, 2014
    500,000 Countrywide Home Loans Inc                                   485,482
            Notes
            3.250% May 21, 2008
    500,000 Ford Motor Credit Co                                         504,998
            Notes
            6.875% February 1, 2006
    250,000 General Electric Capital Corp                                308,497
            Notes
            6.750% March 15, 2032
    500,000 Household Finance Corp                                       546,669
            Notes
            6.375% October 15, 2011
    500,000 JPMorgan Chase & Co                                          511,476
            Subordinated Notes
            5.125% September 15, 2014
    500,000 National Rural Utilities Cooperative Finance Corp            502,365
            Collateral Trust Bonds
            4.375% October 1, 2010
    500,000 Washington Mutual Bank                                       523,604
            Subordinated Notes
            5.500% January 15, 2013
                                                                      $4,932,929

FOOD & BEVERAGES --- 1.61%
    500,000 Anheuser-Busch Co Inc                                        568,958
            Debentures
            5.950% January 15, 2033
    500,000 Coca-Cola Enterprises Inc                                    545,280
            Notes
            6.125% August 15, 2011
    322,000 General Mills Inc                                            350,068
            Notes
            6.000% February 15, 2012
    500,000 Kellogg Co                                                   554,117
            Notes
            6.600% April 1, 2011
                                                                      $2,018,423

FOREIGN BANKS --- .40%
    500,000 KfW International Finance Inc                                507,486
            Global Notes
            4.750% January 24, 2007
                                                                        $507,486

FOREIGN GOVERNMENTS --- .54%
    300,000 Government of Italy                                          295,291
            Notes
            2.750% December 15, 2006
    300,000 Government of Italy                                          378,880
            Notes
            6.875% September 27, 2023
                                                                        $674,171

INSURANCE RELATED --- .40%
    500,000 Allstate Corp                                                503,039
            Bonds
            5.350% June 1, 2033
                                                                        $503,039

INVESTMENT BANK/BROKERAGE FIRM --- 2.51%
    500,000 Bear Stearns Co Inc                                          536,153
            Notes
            5.700% November 15, 2014
    500,000 Credit Suisse First Boston USA Inc                           555,696
            Notes
            6.500% January 15, 2012
    500,000 Goldman Sachs Capital I                                      541,755
            Company Guaranteed Notes
            6.345% February 15, 2034
    500,000 Lehman Brothers Holdings Inc                                 505,238
            Notes
            4.800% March 13, 2014
    500,000 Merrill Lynch & Co Inc                                       527,457
            Notes
            6.000% February 17, 2009
    500,000 Morgan Stanley                                               492,585
            Subordinated Notes
            4.750% April 1, 2014
                                                                      $3,158,884

LEISURE & ENTERTAINMENT --- 1.21%
    500,000 AOL Time Warner Inc                                          517,360
            Notes
            6.150% May 1, 2007
    500,000 Viacom Inc Class B                                           558,053
            Notes
            7.700% July 30, 2010
    439,000 Walt Disney Co                                               446,032
            Notes
            5.500% December 29, 2006
                                                                      $1,521,445

OIL & GAS --- .94%
    500,000 ConocoPhillips                                               561,717
            Company Guaranteed Bonds
            5.900% October 15, 2032
    500,000 Valero Energy Corp                                           617,160
            Notes
            7.500% April 15, 2032
                                                                      $1,178,877

OTHER ASSET-BACKED --- .75%
    924,242 Comed Transitional Funding Trust                             940,857
            Series 1998-1 Class A-6
            5.630% June 25, 2009
                                                                        $940,857

PAPER & FOREST PRODUCTS --- .84%
    500,000 International Paper Co                                       501,466
            Notes
            5.300% April 1, 2015
    500,000 Weyerhaeuser Co                                              550,120
            Notes
            6.750% March 15, 2012
                                                                      $1,051,586

RAILROADS --- .47%
    500,000 Union Pacific Corp                                           585,380
            Debentures
            6.625% February 1, 2029
                                                                        $585,380

REAL ESTATE --- .43%
    500,000 EOP Operating LP                                             536,880
            Notes
            7.750% November 15, 2007
                                                                        $536,880

RETAIL --- 1.25%
    500,000 Safeway Inc                                                  505,373
            Notes
            6.150% March 1, 2006
    500,000 Target Corp                                                  519,927
            Notes
            5.400% October 1, 2008
    500,000 Wal-Mart Stores Inc                                          551,020
            Senior Notes
            6.875% August 10, 2009
                                                                      $1,576,320

TELEPHONE & TELECOMMUNICATIONS --- 1.38%
    500,000 Deutsche Telekom International Finance BV                    676,990
            Company Guaranteed Bonds
            8.750% June 15, 2030
    500,000 Sprint Capital Corp                                          526,750
            Company Guaranteed Bonds
            6.125% November 15, 2008
    500,000 Verizon New Jersey Inc                                       528,557
            Debentures
            5.875% January 17, 2012
                                                                      $1,732,297

U.S. GOVERNMENTS --- 25.47%
    500,000 United States of America                                     546,465
            5.750% August 15, 2010
    500,000 United States of America                                     504,688
            4.625% May 15, 2006
    500,000 United States of America                                     707,754
            7.875% February 15, 2021
    500,000 United States of America ^^                                  495,586
            1.875% January 31, 2006
    500,000 United States of America ^^                                  708,516
            8.125% August 15, 2019
    600,000 United States of America ^^                                  902,813
            8.750% August 15, 2020
    600,000 United States of America ^^                                  768,305
            7.250% May 15, 2016
    700,000 United States of America ^^                                1,008,629
            8.000% November 15, 2021
    900,000 United States of America ^^                                1,136,602
            6.125% November 15, 2027
    500,000 United States of America ^^                                  516,563
            4.750% November 15, 2008
    800,000 United States of America ^^                                  852,906
            5.000% August 15, 2011
    400,000 United States of America ^^                                  446,391
            6.500% February 15, 2010
    500,000 United States of America ^^                                  492,735
            3.000% November 15, 2007
    500,000 United States of America ^^                                  493,477
            2.375% August 15, 2006
    500,000 United States of America ^^                                  495,723
            3.500% August 15, 2009
    600,000 United States of America ^^                                  708,000
            5.375% February 15, 2031
    800,000 United States of America ^^                                1,042,031
            6.250% May 15, 2030
    500,000 United States of America ^^                                  506,660
            4.375% May 15, 2007
    800,000 United States of America ^^                                  996,969
            6.250% August 15, 2023
    500,000 United States of America ^^                                  526,367
            5.625% May 15, 2008
    500,000 United States of America ^^                                  655,332
            7.500% November 15, 2016
    500,000 United States of America ^^                                  481,778
            2.625% March 15, 2009
    500,000 United States of America ^^                                  511,739
            4.250% November 15, 2014
    800,000 United States of America ^^                                  804,813
            4.000% February 15, 2014
    500,000 United States of America ^^                                  492,754
            1.500% March 31, 2006
    500,000 United States of America ^^                                  495,957
            3.250% August 15, 2007
    500,000 United States of America ^^                                  505,391
            4.000% June 15, 2009
    500,000 United States of America ^^                                  495,274
            3.125% May 15, 2007
    500,000 United States of America ^^                                  494,082
            1.625% February 28, 2006
  2,000,000 United States of America ^^                                1,985,468
            3.375% February 15, 2008
    500,000 United States of America ^^                                  489,981
            3.125% April 15, 2009
    500,000 United States of America ^^                                  492,871
            3.250% January 15, 2009
    800,000 United States of America ^^                                  819,531
            4.250% November 15, 2013
    500,000 United States of America ^^                                  494,981
            3.375% December 15, 2008
    800,000 United States of America ^^                                  820,000
            4.250% August 15, 2013
    500,000 United States of America ^^                                  493,594
            2.000% May 15, 2006
    500,000 United States of America ^^                                  491,895
            3.000% February 15, 2008
    500,000 United States of America ^^                                  493,770
            3.250% August 15, 2008
    500,000 United States of America ^^                                  502,891
            3.875% May 15, 2009
    800,000 United States of America ^^                                  849,625
            4.875% February 15, 2012
    500,000 United States of America ^^                                  494,864
            2.250% April 30, 2006
    500,000 United States of America ^^                                  498,340
            3.625% July 15, 2009
    500,000 United States of America ^^                                  493,418
            2.625% November 15, 2006
    500,000 United States of America ^^                                  496,231
            1.875% December 31, 2005
    500,000 United States of America ^^                                  497,090
            1.875% November 30, 2005
    800,000 United States of America ^^                                  799,094
            3.500% November 15, 2006
    500,000 United States of America ^^                                  488,321
            3.000% February 15, 2009
    500,000 United States of America ^^                                  543,262
            6.000% August 15, 2009
    500,000 United States of America ^^                                  485,879
            2.625% May 15, 2008
    500,000 United States of America ^^                                  489,278
            2.250% February 15, 2007
                                                                     $32,014,684

UTILITIES --- .87%
    500,000 Duke Energy Corp                                             524,782
            1st Mortgage
            5.300% October 1, 2015
    500,000 ONEOK Inc                                                    563,291
            Senior Notes
            7.125% April 15, 2011
                                                                      $1,088,073

TOTAL BONDS --- 99.14%                                              $124,634,899
(Cost $122,436,954)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------


  1,083,000 Freddie Mac                                                1,083,000
                  2.586%, July 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 0.86%                                $1,083,000
(Cost $1,083,000)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%                           $125,717,899
(Cost $123,519,954)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. ** Security is an agency note with maturity date and interest rated indicated. ^^ A portion or all of the security is on loan at June 30, 2005.
See Notes to Financial Statements

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2005 were $490,519, $490,929 and 0.39%, respectively.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $4,233,408 and $3,284,498 respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $12,152,323 and $11,721,014 respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $123,394,200. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,946,426 and gross depreciation of securities in which there was an excess of tax cost over value of $622,727 resulting in net appreciation of $2,323,699.

5.

 SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2005, the Portfolio had securities on loan valued at $36,043,466 and received collateral of $36,063,670 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.



                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005